Loans, borrowings and debentures (Details 3 - Textuals) R$ in Thousands				12 Months Ended
	Sep. 12, 2022	May 10, 2022 BRL (R$)	May 10, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021
Loans and borrowings
Percentage of Company's corporate stock guaranteed in borrowing financial covenants				10.00%
Number of times of amount owed by the Company per month				2
Amendment in financing agreement
Loans and borrowings
Number of monthly installments	19
Maximum percentage of consolidated adjusted gross margin for early extinguishment of debt				30.00%
Borrowings, maturity	July 2024
Interest rate per year (%)	18.16%
Loans and borrowings, interest rate basis	252 business days basis
Cash balance required to avoid early extinguishment of debt				R$ 65,000
Debentures
Loans and borrowings
Interest rate per year (%)				18.16%	18.16%
Debentures | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Loans and borrowings
Number of series of borrowings			3
Aggregate principal amount			R$ 45,000
Number of monthly installments			54
Maximum percentage of consolidated adjusted gross margin for early extinguishment of debt			45.00%
Maximum period of cash runway for early extinguishment of debt			6 months
Measurement period of average cash runway for calculating cash runway			6 months
Description of debt coverage ratio			below 1.5
Measurement period of gross profit for calculating debt coverage ratio			6 months
Measurement period of interest payable for calculating debt coverage ratio			6 months
Working capital
Loans and borrowings
Interest rate per year (%)					24.00%
Working capital | Financing agreements
Loans and borrowings
Aggregate principal amount		R$ 73,848
Percentage of accounts receivable guaranteed in borrowings		20.00%
Number of times of first payment of principal plus interest in borrowings		3